Expense Example - Hartford Ultrashort Bond HLS Fund	IA Year 1	IA Year 3	IA Year 5	IA Year 10	IB Year 1	IB Year 3	IB Year 5	IB Year 10
USD ($)	47	148	258	579	73	227	395	883